As filed with the Securities and Exchange Commission on or about May 18, 2018

Registration No. 033-50390

Investment Company Act File No. 811-07076

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	[X]
Pre-Effective Amendment No. _____
Post-Effective Amendment No. 68	[X]
Registration Statement Under The Investment Company Act Of 1940	[X]
Amendment No. 69	[X]

WILSHIRE MUTUAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

1299 Ocean Avenue, Suite 700

Santa Monica, California 90401

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: 866-591-1568

(Name and Address of Agent for Service)	Copy to:
Jason Schwarz	Renee Hardt
c/o Wilshire Associates Incorporated	Vedder Price P.C.
1299 Ocean Avenue, Suite 700	222 North LaSalle Street
Santa Monica, California 90401	Chicago, Illinois 60601

It is proposed that this filing will become effective

[X]	immediately upon filing pursuant to paragraph (b);
[ ]	on pursuant to paragraph (b);
[ ]	60 days after filing pursuant to paragraph (a)(1);
[ ]	on pursuant to paragraph (a)(1);
[ ]	75 days after filing pursuant to paragraph (a)(2);
[ ]	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 67 filed April 30, 2018, and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has caused this Post-Effective Amendment No. 68 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, and the State of California, on the 18th day of May, 2018.

WILSHIRE MUTUAL FUNDS, INC.

By:	/s/ Jason A. Schwarz
Jason A. Schwarz, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 68 to the registration statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

Roger Formisano*	Director	May 18, 2018
Roger Formisano
Edward Gubman*	Director	May 18, 2018
Edward Gubman
Suanne K. Luhn*	Director	May 18, 2018
Suanne K. Luhn
/s/ Jason A. Schwarz	Director	May 18, 2018
Jason A. Schwarz

George J. Zock*	Director	May 18, 2018
George J. Zock
/s/Michael Wauters	Treasurer	May 18, 2018
Michael Wauters
/s/ Jason A. Schwarz	President	May 18, 2018
Jason A. Schwarz
*By: /s/ Michael Wauters		May 18, 2018
Michael Wauters

*	As Attorney-in-Fact and Agent pursuant to the powers of attorney previously filed.

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase